Financial assets and liabilities - Net external debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets and liabilities
Loan notes	$ 10,064	$ 9,561
Term loan		660
Other borrowings	12	11
Net borrowings	10,076	10,232
Cash and cash equivalents	(823)	(818)	$ (603)	$ (526)
Derivative financial instruments used to hedge foreign currency and interest rate risk	301	0		552
Derivative financial instruments used to hedge foreign currency and interest rate risk	(7)	(131)		$ (49)
Net debt	$ 9,554	$ 9,283	$ 6,369